Fair Value Measurements - Additional Information (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Fair Value, assets and liabilities measured on recurring and nonrecurring basis
Deferred debt issuance cost	$ 6,800,000	$ 7,500,000
Restricted cash	$ 0	$ 0
Interest Rate Swap Contracts [Member]
Fair Value, assets and liabilities measured on recurring and nonrecurring basis
Weighted average remaining terms	3 years 2 months 12 days	3 years 4 months 24 days
Interest Rate Swap Contracts [Member] | Minimum
Fair Value, assets and liabilities measured on recurring and nonrecurring basis
Notional amount per contract	$ 4,400,000	$ 5,300,000
Fixed interest rate	0.71%	0.71%
Interest Rate Swap Contracts [Member] | Maximum
Fair Value, assets and liabilities measured on recurring and nonrecurring basis
Notional amount per contract	$ 35,000,000.0	$ 37,500,000
Fixed interest rate	2.90%	2.90%